Document and Entity Information	Sep. 30, 2021
Risk/Return:
Registrant Name	THE CALVERT FUND
Registrant CIK	0000701039
SEC Form	497
Period end date	Sep. 30, 2021
Investment Company Type	N-1A
Amendment Flag	false